Expense Example - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	241
5 years	421
10 years	$ 941